Total
Institutional Class Shares | TS&W EQUITY PORTFOLIO
TS & W Equity Portfolio
Investment Objective

The TS&W Equity Portfolio (the "Fund") seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of relatively large companies.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Institutional Class Shares TS&W EQUITY PORTFOLIO
Redemption Fee (as a percentage of Amount Redeemed)	1.00%	[1]
[1]	As a percentage of amount redeemed, if redeemed within sixty days of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Institutional Class Shares TS&W EQUITY PORTFOLIO INSTITUTIONAL CLASS SHARES
Management Fees	0.75%
Other Expenses	0.99%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.75%	[1]
[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Institutional Class Shares | TS&W EQUITY PORTFOLIO | INSTITUTIONAL CLASS SHARES | USD ($)	178	551	949	2,062

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities. This investment policy may be changed by the Fund upon 60 days' prior written notice to shareholders. The Fund will generally invest in a diversified portfolio of common stocks of companies that are relatively large in terms of revenues and assets. Although the Fund will primarily draw its holdings from larger, more seasoned or established companies, it may also invest in companies of varying size as measured by assets, sales or market capitalization. The Fund will emphasize common stocks, but may also invest in other types of equity securities. The Fund may invest up to 20% of its total assets in American Depositary Receipts ("ADRs"), which are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and traded on U.S. exchanges.

In selecting investments for the Fund, Thompson, Siegel & Walmsley LLC ("TSW" or the "Adviser") uses a combination of quantitative screening and qualitative research to seek to identify companies that are trading at a discount to their intrinsic value based on TSW's assessment of a company's future cash flows and catalysts that may reduce the discount within the next several years, and that have an attractive risk/return profile.

TSW's analysts perform rigorous fundamental analysis, exploring numerous factors that may affect the outlook for a company. They evaluate publicly available information including sell-side research, company filings, and trade periodicals. The analysts may speak with company management to hear their perspectives and outlook on pertinent business issues. They apply a consistent and disciplined review in a team environment that encourages critical thinking and analysis for each company considered for investment. A portfolio composed of 30-70 stocks is selected as a result of this process.

TSW may sell a security if (i) the company's earnings are significantly below market expectations or there is a significant downward revision to the company's estimated earnings, (ii) TSW believes that the company's catalyst is achieved or is no longer valid, (iii) there is a change in the company's risk/return profile, or (iv) TSW identifies a more attractive investment opportunity.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. This could occur because its strategy failed to produce the intended results or because the Adviser did not implement its strategy properly. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Undervalued companies may have experienced adverse business developments or other events that have caused their stocks to be out of favor. If the Adviser's assessment of a company is inaccurate, or if the market does not recognize the value of a company, the price of its stock may fail to meet expectations and the Fund's share price may suffer.

Value oriented mutual funds may not perform as well as certain other types of mutual funds using different approaches during periods when value investing is out of favor.

Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies generally are denominated in a foreign currency. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the "SEC") and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. In addition, certain foreign countries have experienced outbreaks of infectious illnesses and may be subject to other public health threats, infectious illnesses, diseases or similar issues in the future. Any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the economies of the affected country and other countries with which it does business, which in turn could adversely affect the Fund's investments in that country and other affected countries. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. The Fund may also be subject to taxes on trading profits or on transfers of securities in some countries. Foreign securities may also be more difficult to value than securities of U.S. issuers. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year for the past 10 years and by showing how the Fund's average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling 1-866-4TSW-FUN.

BEST QUARTER	WORST QUARTER
11.61%	(18.10)%
3/31/2012	9/30/2011

Average Annual Total Returns for Periods Ended December 31, 2019

This table compares the Fund's average annual total returns for periods ended December 31, 2019 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

Average Annual Total Returns - Institutional Class Shares - TS&W EQUITY PORTFOLIO	Label	1 Year	5 Years	10 Years
INSTITUTIONAL CLASS SHARES	Fund Returns Before Taxes	21.24%	8.00%	9.44%
INSTITUTIONAL CLASS SHARES | After Taxes on Distributions	Fund Returns After Taxes on Distributions	19.99%	5.60%	7.72%
INSTITUTIONAL CLASS SHARES | After Taxes on Distributions and Sales	Fund Returns After Taxes on Distributions and Sale of Fund Shares	13.43%	5.76%	7.32%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	26.54%	8.29%	11.80%